Prepayments and Other Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Prepayments and Other Assets [Abstract]
Contract cost	$ 2,803,828	$ 211,987